Shareholder Report, Holdings (Details)	Dec. 31, 2024
Schwab U.S. TIPS ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab U.S. TIPS ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab Short-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
Schwab Short-Term U.S. Treasury ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab Intermediate-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Schwab Intermediate-Term U.S. Treasury ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab Long-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Long-Term U.S. Treasury ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab U.S. Aggregate Bond ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
Schwab U.S. Aggregate Bond ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Schwab U.S. Aggregate Bond ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
Schwab U.S. Aggregate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Schwab U.S. Aggregate Bond ETF | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab 1-5 Year Corporate Bond ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1],[3]
Schwab 1-5 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[3]
Schwab 5-10 Year Corporate Bond ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[3]
Schwab 5-10 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[3]
Schwab Municipal Bond ETF | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
Schwab Municipal Bond ETF | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Schwab Municipal Bond ETF | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Municipal Bond ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Ultra Short Income ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
Schwab Ultra Short Income ETF | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
Schwab Ultra Short Income ETF | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
Schwab Ultra Short Income ETF | Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Ultra Short Income ETF | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Ultra Short Income ETF | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%

[1]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Less than 0.05%.
[3]	Excludes derivatives.